Financial Risk Management and Fair Values - Sensitivity Analysis of Significant Foreign Exchange Rates and Impact on Profit after Tax and Retained Profits (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
1 percent appreciation of Renminbi against foreign currency [member] | USD [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Appreciation/ (depreciation) of Remninbi against foreign currency	1.00%	1.00%	1.00%
Increase/(decrease) on profit after tax and retained profits	¥ 434	¥ 195	¥ 278
1 percent appreciation of Renminbi against foreign currency [member] | EURO [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Appreciation/ (depreciation) of Remninbi against foreign currency	1.00%	1.00%	1.00%
Increase/(decrease) on profit after tax and retained profits	¥ 26	¥ 28	¥ 31
1 percent depreciation of Renminbi against foreign currency [member] | USD [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Appreciation/ (depreciation) of Remninbi against foreign currency	(1.00%)	(1.00%)	(1.00%)
Increase/(decrease) on profit after tax and retained profits	¥ (434)	¥ (195)	¥ (278)
1 percent depreciation of Renminbi against foreign currency [member] | EURO [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Appreciation/ (depreciation) of Remninbi against foreign currency	(1.00%)	(1.00%)	(1.00%)
Increase/(decrease) on profit after tax and retained profits	¥ (26)	¥ (28)	¥ (31)
10 percent appreciation of Renminbi against foreign currency [member] | JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Appreciation/ (depreciation) of Remninbi against foreign currency	10.00%	10.00%	10.00%
Increase/(decrease) on profit after tax and retained profits	¥ 94	¥ 103	¥ 116
10 percent depreciation of Renminbi against foreign currency [member] | JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Appreciation/ (depreciation) of Remninbi against foreign currency	(10.00%)	(10.00%)	(10.00%)
Increase/(decrease) on profit after tax and retained profits	¥ (94)	¥ (103)	¥ (116)